UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22940

The Endowment PMF Master Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8TH FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

With a copy to:
John A. Blaisdell	George J. Zornada
The Endowment PMF Master Fund, L.P.	K & L Gates LLP
4265 San Felipe, 8th Floor	State Street Financial Center
Houston, TX 77027	One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/14

Date of reporting period: 03/31/14

Item 1.	Schedule of Investments.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

March 31, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Arbitrage Strategies (0.03% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P. (1)	21,486	$551,160
Natural Resources (1.48% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.		17,572,678
Sentient Global Resources Fund IV, L.P.		6,546,567
Private Equity (15.11% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.		2,423,332
CX Partners Fund Ltd. (1)(2)		15,554,767
Gavea Investment Fund II A, L.P.		1,616,955
Gavea Investment Fund III A, L.P.		29,249,191
Hillcrest Fund, L.P. (1)		10,675,680
India Asset Recovery Fund, L.P.		189,380
J.C. Flowers III, L.P. (2)		10,317,245
LC Fund IV, L.P. (1)(2)		20,139,863
New Horizon Capital III, L.P. (2)		29,812,121
Northstar Equity Partners III Ltd.		5,846,399
Orchid Asia IV, L.P. (2)		9,646,753
Reservoir Capital Partners (Cayman), L.P.		11,327,514
Tiger Global Private Investment Partners IV, L.P. (2)		8,764,143
Tiger Global Private Investment Partners V, L.P. (2)		19,789,059
Tiger Global Private Investment Partners VI, L.P. (2)		7,669,916
Trustbridge Partners II, L.P.		18,977,271
Trustbridge Partners III, L.P. (1)(2)		33,216,294
Trustbridge Partners IV, L.P. (2)		10,667,907
Real Estate (1.79% of Partners’ Capital)
Forum European Realty Income III, L.P.		13,708,619
Phoenix Asia Real Estate Investments II, L.P. (2)		9,748,764
Phoenix Real Estate Fund (T), L.P. (1)		5,693,717

Total Cayman Islands		299,705,295

Guernsey
Private Equity (0.37% of Partners’ Capital)
Mid Europa Fund III, L.P. (2)		6,086,512

Total Guernsey		6,086,512

United Kingdom
Private Equity (1.30% of Partners’ Capital)
Darwin Private Equity I, L.P. (2)		5,717,743
Sovereign Capital Limited Partnership III (1)		15,420,478
Real Estate (0.43% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		1,794,341
Patron Capital II, L.P.		419,615
Patron Capital III, L.P.		4,736,013

Total United Kingdom		28,088,190

United States
Arbitrage Strategies (12.16% of Partners’ Capital)
Blue Mountain Credit Alternatives Fund, L.P. (1)		68,221,982
Citadel Wellington, LLC		59,681,471
Eton Park Fund, L.P.		4,691,915
Kenmont Onshore Fund, L.P. (1)		15,787
King Street Capital, L.P.		866,867
Magnetar Capital Fund, L.P. (1)		3,896,051
Magnetar SPV, LLC (Series L) (1)		1,711,346
Millennium USA, L.P.		25,717,471
OZ Asia Domestic Partners, L.P. (2)		1,676,163
PIPE Equity Partners, LLC (3)		8,854,351
PIPE Select Fund, LLC (3)		21,397,958
Stark Investments, L.P. (2)		97,577
Stark Select Asset Fund, LLC		1,020,925

See accompanying notes to the Schedule of Investments.

1

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Domestic Equity (1.13% of Partners’ Capital)
CCM Small Cap Value Qualified Fund, L.P. (3)		$3,364,576
Ithan Creek Partners, L.P.		14,031,047
Kior Shares Liquidating Capital Account		41,604
Samlyn Onshore Fund, L.P.		910,715
Energy (12.66% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P. (2)		3,452,013
ArcLight Energy Partners Fund V, L.P. (2)		5,037,582
CamCap Resources, L.P.		181,095
EnCap Energy Capital Fund VII-B, L.P. (2)		4,030,273
EnCap Energy Infrastructure TE Feeder, L.P. (1)(2)		5,488,590
Intervale Capital Fund, L.P. (2)		13,658,404
Merit Energy Partners G, L.P. (2)		10,090,140
NGP Energy Technology Partners II, L.P. (2)		4,796,876
NGP IX Offshore Fund, L.P. (2)		24,259,222
NGP Midstream & Resources, L.P. (2)		42,938,706
Quantum Parallel Partners V, L.P. (1)		26,419,851
Tenaska Power Fund II-A, L.P. (1)(2)		15,466,088
The Energy & Minerals Group Fund II (2)		12,166,296
Velite Energy, L.P. (1)		37,980,298
Enhanced Fixed Income (7.01% of Partners’ Capital)
BDCM Partners I, L.P.		28,050,580
Credit Distressed Blue Line Fund, L.P. (3)		10,477,931
Fortelus Special Situations Fund, L.P.		4,309,086
Halcyon European Structured Opportunities Fund, L.P. (3)		56,154
Harbinger Capital Partners Fund I, L.P. (3)		20,191,722
Harbinger Capital Partners Fund II, L.P.		1,497,440
Harbinger Capital Partners Special Situations Fund, L.P.		1,374,962
Harbinger Class L Holdings (U.S.), LLC		137,521
Harbinger Class LS Holdings (U.S.) Trust	3,225	256,611
Harbinger Class PE Holdings (U.S.) Trust	8	1,357,335
Prospect Harbor Credit Partners, L.P.		1,440,687
Providence MBS Fund, L.P. (1)		44,926,239
Global Opportunistic (9.04% of Partners’ Capital)
Blueshift Energy Fund, L.P. (3)		29,055,673
Hayman Capital Partners, L.P. (1)(2)		50,542,463
Kepos Alpha Fund, L.P. (1)		61,482,904
Passport Global Strategies III, Ltd. (1)	1,896	669,981
Valiant Capital Partners, L.P.		5,281,116
International Equity (0.93% of Partners’ Capital)
Penta Asia Domestic Partners, L.P.		3,274,854
Steel Partners Japan Strategic Fund, L.P.		1,530,866
TAEF Fund, LLC		3,326,259
Tybourne Equity (U.S.) Fund		7,061,746
Private Equity (19.36% of Partners’ Capital)
Advent Latin American Private Equity Fund IV-F, L.P.		3,773,885
Advent Latin American Private Equity Fund V-F, L.P.		7,824,220
BDCM Opportunity Fund II, L.P. (2)		9,517,891
Black River Commodity Multi-Strategy Fund, LLC		557,723
Capital Royalty Partners, L.P. (2)		756,850
Catterton Growth Partners, L.P.		15,726,913
CEF-Safety Kleen Liquidating Account	4,064	120,728
Chrysalis Ventures III, L.P.		2,000,611
Crosslink Crossover Fund IV, L.P.		673,663
Crosslink Crossover Fund V, L.P.		6,356,589
Crosslink Crossover Fund VI, L.P.		14,812,247
Dace Ventures I, L.P. (1)		1,264,582
Fairhaven Capital Partners, L.P.		6,871,053

See accompanying notes to the Schedule of Investments.

2

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (19.36% of Partners’ Capital) (continued)
Garrison Opportunity Fund II A, LLC		$13,450,963
Garrison Opportunity Fund, LLC (1)		17,620,138
HealthCor Partners Fund, L.P. (1)		7,742,635
Highland Credit Strategies Liquidation Vehicle Onshore		1,847,789
Integral Capital Partners VIII, L.P. (1)		2,426,709
L-R Global Partners, L.P.		342,018
MatlinPatterson Global Opportunities Partners III, L.P. (2)		9,427,039
Middle East North Africa Opportunities Fund, L.P. (3)	4,300	1,323,478
Monomoy Capital Partners II, L.P.		3,739,552
Monomoy Capital Partners, L.P.		2,104,846
Monsoon India Inflection Fund 2, L.P.		210,778
Monsoon India Inflection Fund, L.P.		118,856
Pine Brook Capital Partners, L.P. (2)		18,140,146
Pinto America Growth Fund, L.P. (2)		1,309,772
Private Equity Investment Fund V, L.P. (1)(2)		36,014,529
Private Equity Investors Fund IV, L.P.		5,365,481
Saints Capital VI, L.P. (1)(2)		13,233,023
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,498,093
Sanderling Venture Partners VI, L.P.		1,068,611
Sterling Capital Partners II, L.P. (2)		1,347,068
Sterling Group Partners II, L.P.		814,627
Sterling Group Partners III, L.P.		7,585,627
Strategic Value Global Opportunities Fund I-A, L.P.		1,793,320
Tenaya Capital V, L.P.		5,707,428
Tenaya Capital VI, L.P.		3,544,519
The Column Group, L.P.		7,429,250
The Founders Fund III, L.P.		15,911,970
The Founders Fund IV, L.P.		9,271,662
The Raptor Private Holdings, L.P.	1,549	813,734
Trivest Fund IV, L.P. (1)(2)		14,941,488
Tuckerbrook SB Global Distressed Fund I, L.P. (1)		4,463,823
VCFA Private Equity Partners IV, L.P. (2)		1,084,594
VCFA Venture Partners V, L.P.		4,611,651
Voyager Capital Fund III, L.P.		3,489,033
WestView Capital Partners II, L.P. (1)(2)		24,839,550
Real Estate (6.95% of Partners’ Capital)
Aslan Realty Partners III, LLC (2)		403,530
Cypress Realty VI, L.P.		4,660,802
Florida Real Estate Value Fund, L.P. (1)		6,844,132
GTIS Brazil Real Estate Fund (Brazilian Real), L.P. (1)		20,094,808
Lone Star Real Estate Fund II (U.S.), L.P.		5,452,811
Monsoon Infrastructure & Realty Co-Invest, L.P. (1)		13,082,919
Northwood Real Estate Co-Investors, L.P. (2)		6,330,177
Northwood Real Estate Partners, L.P. (2)		12,103,628
Parmenter Realty Fund III, L.P. (2)		4,327,351
Parmenter Realty Fund IV, L.P. (2)		5,679,442
Pearlmark Mezzanine Realty Partners III, LLC (2)		10,159,078
Pennybacker II, L.P. (1)(2)		6,589,622
SBC Latin America Housing US Fund, L.P. (1)		7,232,432
Square Mile Partners III, L.P. (2)		10,083,979

Total United States		1,126,400,836

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		1,460,280,833	89.75%

See accompanying notes to the Schedule of Investments.

3

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

March 31, 2014

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital
Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Arbitrage Strategies (1.13% of Partners’ Capital)
CRC Credit Fund Ltd.	58,381	$17,741,487
Overseas CAP Partners, Inc.	78	638,377
International Equity (0.03% of Partners’ Capital)
Quorum Fund Limited	8,762	517,238
Natural Resources (0.09% of Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		1,455,515

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		20,352,617

Total Passive Foreign Investment Companies		20,352,617	1.25%

Private Corporations
United States
Real Estate (0.63% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		1,726,657
Legacy Partners Realty Fund III, Inc.		6,335,464
Net Lease Private REIT V, Inc. (2)		108,727
Net Lease Private REIT VI, Inc.		587,483
Net Lease Private REIT VII, Inc.		722,264
Net Lease Private REIT VII-A, Inc.		722,264

Total Private Corporations		10,202,859	0.63%

Total Investments in Investment Funds (Cost $1,317,376,887)		1,490,836,309	91.63%

Total Investments (Cost $1,317,376,887)		$1,490,836,309	91.63%

The Master Fund’s total outstanding capital commitments to Investment Funds as of March 31, 2014 were $234,485,418. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

Refer to Note 4, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

(1)	Affiliated investments (See Note 4b)
(2)	Income producing investment
(3)	Affiliated investments for which ownership exceeds 25% of Partners’ Capital

See accompanying notes to the Schedule of Investments.

4

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments

March 31, 2014

(Unaudited)

(1) ORGANIZATION

The Endowment PMF Master Fund, L.P. (the “Master Fund”), a Delaware limited partnership, commenced operations on March 31, 2014. The Master Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently three feeder funds.

The Master Fund’s investment objective is to manage a portfolio of investment funds including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), and cash to preserve value while prioritizing liquidity to investors over active management, until such time as the Master Fund’s portfolio has been liquidated. The Master Fund holds a portfolio of Investment Funds, reflecting an approximate pro rata division of the portfolio of The Endowment Master Fund, L.P. (the “Legacy Master Fund”), managed in a broad range of investment strategies and asset categories. On March 31, 2014 the Legacy Master Fund transferred in-kind a portfolio of Investment Funds to the Master Fund in exchange for limited partnership interests (the “Shares”) of the Master Fund. The transfer was accounted for as a tax-free transaction resulting in Investment Funds transferring to the Master Fund with total cost and accumulated appreciation of $1,317,376,887 and $173,459,422, respectively. The Adviser, as hereinafter defined, manages the Master Fund portfolio primarily in a passive manner whereby the Master Fund will hold to self-liquidation private equity and other similar illiquid interests in Investment Funds and oversee the liquidation of other Investment Funds that provide for redemption while managing the Master Fund’s cash to ensure the Master Fund’s ability to satisfy outstanding capital commitments relating to such portfolio holdings.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund and the Legacy Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND PRACTICES

(a) BASIS OF ACCOUNTING

The accounting and reporting policies of the Master Fund conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

(c) INVESTMENT SECURITIES TRANSACTIONS

The Master Fund records investment transactions on a trade-date basis.

Investments that are held by the Master Fund are marked to fair value at the date of the Schedule of Investments.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The function of the Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The Master Fund is not able to obtain complete underlying investment holding details on each of the Investment Funds in order to determine if the Master Fund’s proportional, aggregated, indirect share of any investments held by the Investment Funds exceeds 5% of net assets of the Master Fund as of March 31, 2014.

Investments currently held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value shares at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or Level 3 in the fair value hierarchy based upon liquidity.

•

OTHER—Investments in open-end registered investment companies (“RICs”) that do not trade on an exchange are valued at the end of day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from a RIC or other security, or where a value supplied by a RIC is deemed not to be indicative of the RIC’s value, the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser, will determine, in good faith, the fair value of the RIC or other security. Such fair valued investments are typically categorized as Level 1 or Level 2 in the fair value hierarchy, based upon the inputs used to value the investments.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

•

SECURITIES NOT ACTIVELY TRADED—The value of securities that are not actively traded on an exchange shall be determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures pursuant to the fair valuation procedures approved by the Board. In each of these situations, valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts and investments denominated in a foreign currency, if any, are translated into U.S. dollar amounts at current exchange rates on the valuation date. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) USE OF ESTIMATES

The preparation of the Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities in the Schedule of Investments. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

• Level 1 —	unadjusted quoted prices in active markets for identical investments

• Level 2 —	investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

• Level 3—

investments with significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or lock-up periods greater than quarterly

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are required to be supported by market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

The following is a summary categorization as of March 31, 2014, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3	Total
	Investments	Investments	Investments	Investments
Investment Funds
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$—	$64,373,386	$134,027,638	$198,401,024
Domestic Equity	—	—	18,347,942	18,347,942
Energy	—	37,980,298	167,985,136	205,965,434
Enhanced Fixed Income	—	44,926,239	69,150,029	114,076,268
Global Opportunistic	—	51,212,444	95,819,693	147,032,137
International Equity	—	—	15,193,725	15,193,725
Natural Resources	—	—	24,119,245	24,119,245
Private Equity	—	—	587,999,278	587,999,278
Real Estate	—	—	149,145,780	149,145,780
Passive Foreign Investment Companies
Arbitrage Strategies	—	—	18,379,864	18,379,864
International Equity	—	—	517,238	517,238
Natural Resources	—	—	1,455,515	1,455,515
Private Corporations
Real Estate	—	—	10,202,859	10,202,859

Total	$—	$198,492,367	$1,292,343,942	$1,490,836,309

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 or Level 2 investments.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 fair value measurements for investments held as of March 31, 2014:

	Fair Value as of March 31, 2014	Valuation Technique	Liquidity of Investments	Adjustments To NAV**
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$134,027,638	NAV as Practical Expedient*	Quarterly or Greater	None
Domestic Equity	18,347,942	NAV as Practical Expedient*	Quarterly or Greater	None
Energy	167,985,136	NAV as Practical Expedient*	Non-redeemable	None
Enhanced Fixed Income	69,150,029	NAV as Practical Expedient*	Quarterly or Greater	None
Global Opportunistic	95,819,693	NAV as Practical Expedient*	Monthly or Greater	None
International Equity	15,193,725	NAV as Practical Expedient*	Quarterly or Greater	None
Natural Resources	24,119,245	NAV as Practical Expedient*	Non-redeemable	None
Private Equity	587,999,278	NAV as Practical Expedient*	Non-redeemable	None
Real Estate	149,145,780	NAV as Practical Expedient*	Non-redeemable	None
Passive Foreign Investment Companies
Arbitrage Strategies	18,379,864	NAV as Practical Expedient*	Non-redeemable	None
International Equity	517,238	NAV as Practical Expedient*	Non-redeemable	None
Natural Resources	1,455,515	NAV as Practical Expedient*	Non-redeemable	None
Private Corporations
Real Estate	10,202,859	NAV as Practical Expedient*	Non-redeemable	None

Total Investments	$1,292,343,942

*	Unobservable valuation input.
**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV; it is determined by the Board Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund manager.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

The Master Fund will disclose transfers between levels based on valuations at the end of the reporting period. The following is a reconciliation of Level 3 investments based on the inputs used to determine fair value:

	Investments
	Beginning Balance as of March 31, 2014	Redemptions In-Kind	Transfers In-Kind^	Gross Purchases	Gross Sales*	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Ending Balance as of March 31, 2014
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$—	$—	$134,027,638	$—	$—	$—	$—	$134,027,638
Domestic Equity	—	—	18,347,942	—	—	—	—	18,347,942
Energy	—	—	167,985,136	—	—	—	—	167,985,136
Enhanced Fixed Income	—	—	69,150,029	—	—	—	—	69,150,029
Global Opportunistic	—	—	95,819,693	—	—	—	—	95,819,693
International Equity	—	—	15,193,725	—	—	—	—	15,193,725
Natural Resources	—	—	24,119,245	—	—	—	—	24,119,245
Private Equity	—	—	587,999,278	—	—	—	—	587,999,278
Real Estate	—	—	149,145,780	—	—	—	—	149,145,780
Passive Foreign Investment Companies
Arbitrage Strategies	—	—	18,379,864	—	—	—	—	18,379,864
International Equity	—	—	517,238	—	—	—	—	517,238
Natural Resources	—	—	1,455,515	—	—	—	—	1,455,515
Private Corporations
Real Estate	—	—	10,202,859	—	—	—	—	10,202,859

Total Investments	$—	$—	$1,292,343,942	$—	$—	$—	$—	$1,292,343,942

^

Transfers In-Kind resulted from a tender offer of the Legacy Master Fund effective March 31, 2014 in a tax free transfer. Investment Funds were received by the Master Fund at market value at the time of transfer, accounted for by transferring the original cost and accumulated unrealized appreciation/depreciation of each of the Investment Funds.

*	Includes Return of Capital and Capital Gain Distributions.

The change in unrealized appreciation/depreciation from Level 3 investments held at March 31, 2014 is $0.

The Master Fund is permitted to invest in alternative investments that may not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the reported NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that would materially affect the value of the investment and the NAV of the Master Fund as of the valuation date.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of March 31, 2014, that qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life*	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Arbitrage Strategies (a)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$216,781	N/A	N/A	Quarterly	30-90	0-2 years; up to 9% early redemption fee

Domestic Equity (b)	Investments in equity securities issued by U.S. companies.	18,348	N/A	N/A	Quarterly	45-120	0-3 years; up to 5% early redemption fee; possible 20% investor level gate

Energy (c)	Investments in securities issued by companies in the energy sector.	205,965	$51,519	up to 15 years	N/A	N/A	0-15 years

Enhanced Fixed Income (d)	Investments in non-traditional fixed income securities.	114,076	N/A	N/A	Quarterly	30-120	0-3 years; up to 6% early redemption fee; possible 8% investor level gate

Global Opportunistic (e)	Investments in a variety of global markets across all security types.	147,032	N/A	N/A	Quarterly	45-90	0-3 years; up to 6% early redemption fee; possible 25% investor level gate

International Equity (f)	Investments in equity securities issued by foreign companies.	15,711	N/A	N/A	Quarterly	60	0-2 years; up to 2% early redemption fee; possible 25% investor level gate

Natural Resources (g)	Investments with exposure to non-energy natural resources.	25,575	5,427	up to 10 years	N/A	N/A	0-10 years

Private Equity (h)	Investments in nonpublic companies.	587,999	142,280	up to 10 years	N/A	N/A	0-10 years

Real Estate (i)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	159,349	35,259	up to 10 years	N/A	N/A	0-10 years

		$1,490,836	$234,485

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest using two primary Styles (Event-Driven and Relative Value). Event-Driven strategies typically will include investments in common and preferred equities and various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Funds in this category may include long/short funds, mutual funds and exchange-traded funds.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

(c)

This category includes Investment Funds that invest primarily in publicly-traded securities issued by companies in the energy sector, private investments in energy-related assets or companies, and futures in energy commodity markets. The Investment Funds include private funds which may hold long/ short equities, commodity trading advisers (“CTAs”) trading contracts on energy related commodities, mutual funds or exchange-traded funds, and private partnerships with private investments in their portfolios.

(d)

This category includes Investment Funds that invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may be heavily weighted to certain industries such as telecom and technology with lower credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(e)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global long/short equity funds, global macro funds, and CTA’s.

(f)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Funds in this category may include long/ short funds, mutual funds, and exchange-traded funds.

(g)

This category includes Investment Funds that invest primarily in assets with exposure to non-energy natural resources, including gold and other precious metals, industrial metals, and agricultural commodities. The Investment Funds may include private funds invested in long/ short equities; CTA’s trading contracts on agricultural commodities, mutual funds and exchange-traded funds, and private partnerships with private investments in their portfolios.

(h)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(i)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(4) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until well after year end. The Master Fund’s book cost as of March 31, 2014, was $1,317,376,887, resulting in accumulated net unrealized appreciation of $173,459,422 consisting of $321,752,508 in gross unrealized appreciation and $148,293,086 in gross unrealized depreciation.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

(b) AFFILIATED INVESTMENT FUNDS

At March 31, 2014, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. A listing of these affiliated Investment Funds is shown below:

Investment Funds	Shares 3/31/2014	Beginning Fair Value 3/31/2014	Redemptions In-Kind	Transfers In-Kind	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation	Ending Fair Value 3/31/2014	Interest/ Dividend Income
Blue Mountain Credit Alternatives Fund, L.P.		$—	$—	$68,221,982	$—	$—	$—	$—	$68,221,982	$—
Blueshift Energy Fund, L.P.		—	—	29,055,673	—	—	—	—	29,055,673	—
CCM Small Cap Value Qualified Fund, L.P.		—	—	3,364,576	—	—	—	—	3,364,576	—
Credit Distressed Blue Line Fund, L.P.		—	—	10,477,931	—	—	—	—	10,477,931	—
CX Partners Fund Limited		—	—	15,554,767	—	—	—	—	15,554,767	—
Dace Ventures I, L.P.		—	—	1,264,582	—	—	—	—	1,264,582	—
EnCap Energy Infrastructure TE Feeder, L.P.		—	—	5,488,590	—	—	—	—	5,488,590	—
Florida Real Estate Value Fund, L.P.		—	—	6,844,132	—	—	—	—	6,844,132	—
Garrison Opportunity Fund, LLC		—	—	17,620,138	—	—	—	—	17,620,138	—
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.		—	—	20,094,808	—	—	—	—	20,094,808	—
Halcyon European Structured Opportunities Fund, L.P.		—	—	56,154	—	—	—	—	56,154	—
Harbinger Capital Partners Fund I, L.P.		—	—	20,191,722	—	—	—	—	20,191,722	—
Hayman Capital Partners, L.P.		—	—	50,542,463	—	—	—	—	50,542,463	—
HealthCor Partners Fund, L.P.		—	—	7,742,635	—	—	—	—	7,742,635	—
Hillcrest Fund, L.P.		—	—	10,675,680	—	—	—	—	10,675,680	—
Integral Capital Partners VIII, L.P.		—	—	2,426,709	—	—	—	—	2,426,709	—
Kenmont Onshore Fund, L.P.		—	—	15,787	—	—	—	—	15,787	—
Kepos Alpha Fund, L.P.		—	—	61,482,904	—	—	—	—	61,482,904	—
LC Fund IV, L.P.		—	—	20,139,863	—	—	—	—	20,139,863	—
Magnetar Capital Fund, L.P.		—	—	3,896,051	—	—	—	—	3,896,051	—
Magnetar SPV, LLC (Series L)		—	—	1,711,346	—	—	—	—	1,711,346	—
Middle East North Africa Opportunities Fund, L.P.	4,300	—	—	1,323,478	—	—	—	—	1,323,478	—
Monsoon Infrastructure & Realty Co-Investors, L.P.		—	—	13,082,919	—	—	—	—	13,082,919	—
Montrica Global Opportunities Fund, L.P.	21,486	—	—	551,160	—	—	—	—	551,160	—
Passport Global Strategies III, Ltd.	1,896	—	—	669,981	—	—	—	—	669,981	—
Pennybacker II, L.P.		—	—	6,589,622	—	—	—	—	6,589,622	—
Phoenix Real Estate Fund (T), L.P.		—	—	5,693,717	—	—	—	—	5,693,717	—
PIPE Equity Partners, L.L.C.		—	—	8,854,351	—	—	—	—	8,854,351	—
PIPE Select Fund, L.L.C.		—	—	21,397,958	—	—	—	—	21,397,958	—
Private Equity Investment Fund V, L.P.**		—	—	36,014,529	—	—	—	—	36,014,529	—
Providence MBS Fund L.P.		—	—	44,926,239	—	—	—	—	44,926,239	—
Quantum Parallel Partners V, L.P.		—	—	26,419,851	—	—	—	—	26,419,851	—
Saints Capital VI, L.P.		—	—	13,233,023	—	—	—	—	13,233,023	—
SBC Latin America Housing US Fund, L.P.		—	—	7,232,432	—	—	—	—	7,232,432	—
Sovereign Capital Limited Partnership III		—	—	15,420,478	—	—	—	—	15,420,478	—
Tenaska Power Fund II-A, L.P.		—	—	15,466,088	—	—	—	—	15,466,088	—
Trivest Fund IV, L.P.		—	—	14,941,488	—	—	—	—	14,941,488	—
Trustbridge Partners III, L.P.		—	—	33,216,294	—	—	—	—	33,216,294	—
Tuckerbrook SB Global Distressed Fund I, L.P.		—	—	4,463,823	—	—	—	—	4,463,823	—
Velite Energy, L.P.		—	—	37,980,298	—	—	—	—	37,980,298	—
Westview Capital Partners II, L.P.		—	—	24,839,550	—	—	—	—	24,839,550	—

		$—	$—	$689,185,772	$—	$—	$—	$—	$689,185,772	$—

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

THE ENDOWMENT PMF MASTER FUND, L.P.

(A Limited Partnership)

Notes to Schedule of Investments, continued

March 31, 2014

(Unaudited)

(5) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests may trade various derivative securities and other financial instruments, and may enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in such Investment Funds.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s first fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment PMF Master Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: May 28, 2014

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: May 28, 2014

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: May 28, 2014

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: May 28, 2014